Financial Assets And Financial Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2020 USD ($) $ / USD	Dec. 31, 2019 USD ($) $ / USD	Dec. 31, 2018 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 267,836	$ 372,571	$ 185,145
Current liabilities	$ 333,738	$ 193,036	$ 134,118
Liquidity Index | $ / USD	0.803	1.930	1.380